Inventories, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories, net
8. Inventories, net
An analysis of inventories at December 31, 2019 and 2020 is as follows:

	2019	2020
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.43,954,616	Ps.33,763,086
Less: Reserve for obsolete and slow-moving inventories	(2,852,604)	(3,385,647)

Total	Ps.41,102,012	Ps.30,377,439

For the years ended December 31, 2018, 2019 and 2020, the cost of inventories recognized in cost of sales was Ps.180,013,986, Ps.174,543,602 and Ps.167,546,288, respectively.